Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of operating segments
Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2018	2017
Total reportable assets as per segment information	1,776,003	1,163,044
Intangible assets (excluding goodwill)	6,559	4,780
Deferred income tax assets	16,191	30,808
Trade and other receivables	197,506	172,214
Other assets	1,192	565
Derivative financial instruments	6,286	4,483
Cash and cash equivalents	273,635	269,195
Total assets as per the statement of financial position	2,277,372	1,645,089

	2018	2017
Total reportable liabilities as per segment information	862,116	817,958
Trade and other payables	106,437	99,250
Deferred income tax liabilities	168,171	10,457
Payroll and social liabilities	27,197	28,507
Provisions for other liabilities	3,625	4,843
Current income tax liabilities	1,398	503
Derivative financial instruments	283	552
Total liabilities as per the statement of financial position	1,169,227	962,070
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’.

Segment analysis for the year ended December 31, 2018

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	164,538	100,013	33,201	1,919	299,671	510,938	—	—	810,609
Cost of goods sold and services rendered	(165,988)	(75,739)	(31,488)	(1,412)	(274,627)	(348,616)	—	—	(623,243)
Initial recognition and changes in fair value of biological assets and agricultural produce	36,422	8,967	7,295	(806)	51,878	(20,853)	—	—	31,025
Changes in net realizable value of agricultural produce after harvest	2,704	—	—	—	2,704	—	—	—	2,704
Margin on manufacturing and agricultural activities before operating expenses	37,676	33,241	9,008	(299)	79,626	141,469	—	—	221,095
General and administrative expenses	(4,239)	(5,070)	(2,034)	(155)	(11,498)	(25,302)	—	(19,626)	(56,426)
Selling expenses	(5,921)	(15,465)	(983)	(165)	(22,534)	(69,442)	—	(178)	(92,154)
Other operating income, net	5,422	275	(1,055)	10,668	15,310	48,357	36,227	(167)	99,727
Profit / (loss) from operations before financing and taxation	32,938	12,981	4,936	10,049	60,904	95,082	36,227	(19,971)	172,242

Depreciation and amortization	(1,697)	(5,846)	(2,253)	(171)	(9,967)	(143,202)	—	—	(153,169)
Net gain from Fair value adjustment of investment property	—	—	—	10,680	10,680	—	—	—	10,680
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	8,205	(181)	(599)	102	7,527	(37,808)	—	—	(30,281)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	28,217	9,148	7,894	(908)	44,351	16,955	—	—	61,306
Changes in net realizable value of agricultural produce after harvest (unrealized)	(647)	—	—	—	(647)	—	—	—	(647)
Changes in net realizable value of agricultural produce after harvest (realized)	3,351	—	—	—	3,351	—	—	—	3,351

Farmlands and farmland improvements, net	547,842	173,481	727	22,891	744,941	51,567	—	—	796,508
Machinery, equipment and other fixed assets, net	5,049	23,135	32,821	459	61,464	338,607	—	—	400,071
Bearer plants, net	427	—	—	—	427	232,529	—	—	232,956
Work in progress	8,690	5,214	14,317	18	28,239	22,665	—	—	50,904
Investment property	—	—	—	40,725	40,725	—	—	—	40,725
Goodwill	9,463	4,142	—	2,110	15,715	5,635	—	—	21,350
Biological assets	27,347	17,173	10,298	3,094	57,912	47,475	—	—	105,387
Finished goods	29,144	9,507	1,170	—	39,821	39,937	—	—	79,758
Raw materials, stocks held by third parties and others	15,834	7,394	2,217	121	25,566	22,778	—	—	48,344
Total segment assets	643,796	240,046	61,550	69,418	1,014,810	761,193	—	—	1,776,003
Borrowings	111,692	58,999	543	4,860	176,094	600,810	—	85,212	862,116
Total segment liabilities	111,692	58,999	543	4,860	176,094	600,810	—	85,212	862,116

Segment analysis for the year ended December 31, 2017

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	197,222	86,478	37,523	1,336	322,559	610,619	—	—	933,178
Cost of goods sold and services rendered	(196,302)	(71,087)	(36,979)	(853)	(305,221)	(461,506)	—	—	(766,727)
Initial recognition and changes in fair value of biological assets and agricultural produce	17,158	10,236	11,769	267	39,430	23,790	—	—	63,220
Changes in net realizable value of agricultural produce after harvest	8,852	—	—	—	8,852	—	—	—	8,852
Margin on manufacturing and agricultural activities before operating expenses	26,930	25,627	12,313	750	65,620	172,903	—	—	238,523
General and administrative expenses	(2,981)	(4,699)	(1,058)	(174)	(8,912)	(26,806)	—	(21,581)	(57,299)
Selling expenses	(7,501)	(13,324)	(711)	(156)	(21,692)	(73,664)	—	(43)	(95,399)
Other operating income, net	7,719	724	662	4,279	13,384	30,419	—	(40)	43,763
Profit / (loss) from operations before financing and taxation	24,167	8,328	11,206	4,699	48,400	102,852	—	(21,664)	129,588

Depreciation and amortization	(1,511)	(3,851)	(1,037)	(159)	(6,558)	(144,449)	—	—	(151,007)
Net gain from Fair value adjustment of investment property	—	—	—	4,302	4,302	—	—	—	4,302
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,366	5,346	1,849	159	11,720	2,925	—	—	14,645
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	12,792	4,890	9,920	108	27,710	20,865	—	—	48,575
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,371	—	—	—	2,371	—	—	—	2,371
Changes in net realizable value of agricultural produce after harvest (realized)	6,481	—	—	—	6,481	—	—	—	6,481

Farmlands and farmland improvements, net	70,126	13,688	248	9,346	93,408	26,342	—	—	119,750
Machinery, equipment and other fixed assets, net	21,365	18,851	12,175	341	52,732	390,350	—	—	443,082
Bearer plants, net	252	—	—	1,832	2,084	236,826	—	—	238,910
Work in progress	714	1,940	5,659	—	8,313	21,322	—	—	29,635
Investment property	—	—	—	42,342	42,342	—	—	—	42,342
Goodwill	3,221	1,480	—	1,110	5,811	6,601	—	—	12,412
Biological assets	31,745	29,717	9,338	4,016	74,816	93,178	—	—	167,994
Finished goods	21,146	8,476	—	—	29,622	32,266	—	—	61,888
Raw materials,Stocks held by third parties and others	17,958	9,927	1,726	364	29,975	17,056	—	—	47,031
Total segment assets	166,527	84,079	29,146	59,351	339,103	823,941	—	—	1,163,044
Borrowings	69,789	62,790	2,384	3,829	138,792	633,638	—	45,528	817,958
Total segment liabilities	69,789	62,790	2,384	3,829	138,792	633,638	—	45,528	817,958

Segment analysis for the year ended December 31, 2016

	Farming					Sugar, Ethanol and Energy	Land Transformation	Corporate	Total
	Crops	Rice	Dairy	All other segments	Farming subtotal
Sales of goods and services rendered	142,124	96,562	32,897	960	272,543	596,692	—	—	869,235
Cost of goods sold and services rendered	(141,731)	(83,574)	(32,571)	(212)	(258,088)	(420,493)	—	—	(678,581)
Initial recognition and changes in fair value of biological assets and agricultural produce	48,790	10,498	5,476	(13)	64,751	60,705	—	—	125,456
Changes in net realizable value of agricultural produce after harvest	(5,841)	—	—	—	(5,841)	—	—	—	(5,841)
Margin on manufacturing and agricultural activities before operating expenses	43,342	23,486	5,802	735	73,365	236,904	—	—	310,269
General and administrative expenses	(2,770)	(3,373)	(983)	(290)	(7,416)	(22,648)	—	(20,686)	(50,750)
Selling expenses	(5,692)	(11,583)	(752)	(49)	(18,076)	(62,518)	—	(79)	(80,673)
Other operating income, net	(8,787)	402	686	22,546	14,847	(8,903)	—	(192)	5,752
Profit / (loss) from operations before financing and taxation	26,093	8,932	4,753	22,942	62,720	142,835	—	(20,957)	184,598

Depreciation and amortization	(1,369)	(2,766)	(964)	(192)	(5,291)	(122,209)	—	—	(127,500)
Net gain from Fair value adjustment of investment property	—	—	—	14,049	14,049	—	—	—	14,049
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	5,790	2,316	1,319	107	9,532	279	—	—	9,811
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	43,000	8,182	4,157	(120)	55,219	60,426	—	—	115,645
Changes in net realizable value of agricultural produce after harvest (unrealized)	(90)	—	—	—	(90)	—	—	—	(90)
Changes in net realizable value of agricultural produce after harvest (realized)	(5,751)	—	—	—	(5,751)	—	—	—	(5,751)

Disclosure of geographical areas
As of and for the year ended December 31, 2018:

	Argentina	Brazil	Uruguay	Total
Property, plant and equipment	811,890	656,586	11,963	1,480,439
Investment property	40,725	—	—	40,725
Goodwill	15,081	6,269	—	21,350
Non-current portion of biological assets	11,270	—	—	11,270

Sales of goods and services rendered	207,480	496,966	106,163	810,609
Initial recognition and changes in fair value of biological assets and agricultural produce	45,985	(13,541)	(1,419)	31,025
Changes in net realizable value of agricultural produce after harvest	1,148	1,436	120	2,704

As of and for the year ended December 31, 2017:

	Argentina	Brazil	Uruguay	Total
Property, plant and equipment	113,758	710,523	7,096	831,377
Investment property	42,342	—	—	42,342
Goodwill	5,095	7,317	—	12,412
Non-current portion of biological assets	11,276	—	—	11,276

Sales of goods and services rendered	214,888	545,859	172,431	933,178
Initial recognition and changes in fair value of biological assets and agricultural produce	36,341	26,326	553	63,220
Changes in net realizable value of agricultural produce after harvest	5,705	1,346	1,801	8,852

As of and for the year ended December 31, 2016:

	Argentina	Brazil	Uruguay	Total
Sales of goods and services rendered	164,264	432,468	272,503	869,235
Initial recognition and changes in fair value of biological assets and agricultural produce	62,970	62,556	(70)	125,456
Loss from changes in net realizable value of agricultural produce after harvest	(4,491)	(958)	(392)	(5,841)